Statements of Stockholders' Equity ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)	Preferred Stock [Member] Series C convertible preferred stock [Member] JPY (¥) shares	Preferred Stock [Member] Series C convertible preferred stock [Member] USD ($) shares	Preferred Stock [Member] Series B convertible preferred stock [Member] JPY (¥) shares	Preferred Stock [Member] Series B convertible preferred stock [Member] USD ($) shares	Preferred Stock [Member] Series BB Convertible Preferred Stock [Member] JPY (¥) shares	Preferred Stock [Member] Series BB Convertible Preferred Stock [Member] USD ($) shares	Preferred Stock [Member] Series A convertible preferred stock [Member] JPY (¥) shares	Preferred Stock [Member] Series A convertible preferred stock [Member] USD ($) shares	Preferred Stock [Member] Series AA Convertible Preferred Stock [Member] JPY (¥) shares	Preferred Stock [Member] Series AA Convertible Preferred Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Retained Earnings [Member] USD ($)
Beginning balance (in shares) at Apr. 30, 2020 | shares			0	0	2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Beginning balance at Apr. 30, 2020	¥ 3,498,229		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 100,000		¥ 3,946,038		¥ (547,809)
Net loss	(759,484)																(759,484)
Ending balance (in shares) at Apr. 30, 2021 | shares			0	0	2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Ending balance at Apr. 30, 2021	2,738,745		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 100,000		3,946,038		(1,307,293)
Net loss	(1,109,468)																(1,109,468)
Ending balance (in shares) at Apr. 30, 2022 | shares			0	0	2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Ending balance at Apr. 30, 2022	1,629,277		¥ 0		¥ 0		¥ 0		¥ 0		¥ 0		¥ 100,000		3,946,038		(2,416,761)
Net loss	(1,965,491)	$ (14,453)															(1,965,491)
Issuance of convertible preferred stock, net ( in shares) | shares			1,153,800	1,153,800
Issuance of convertible preferred stock, net	2,169,103		¥ 1,089,380												1,079,723
Stock-based compensation	65,537														65,537
Conversion of all series preferred stock to common stock (Note 12) (shares) | shares			(1,153,800)	(1,153,800)	(2,212,800)	(2,212,800)	(242,400)	(242,400)	(2,760,000)	(2,760,000)	(666,600)	(666,600)	7,035,600	7,035,600
Conversion of all series preferred stock to common stock (Note 12)			¥ (1,089,380)										¥ 1,089,380
Capital reduction (Note 12)													¥ (1,089,380)		1,089,380
Ending balance (in shares) at Apr. 30, 2023 | shares			0	0	0	0	0	0	0	0	0	0	13,035,600	13,035,600
Ending balance at Apr. 30, 2023	¥ 1,898,426	$ 13,960	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 100,000	$ 735	¥ 6,180,678	$ 45,450	¥ (4,382,252)	$ (32,225)